Risk Management - Summary For Allowances For Loan Losses According to IFRS 9 (Detail) $ in Millions	Dec. 31, 2017 CLP ($)
Disclosure Of Allowances For Loan Losses [line items]
Loans and accounts receivable at amortized cost	$ 19,764,078
IFRS9 [member]
Disclosure Of Allowances For Loan Losses [line items]
Loans and accounts receivable at amortized cost	804,118
IFRS9 [member] | Loans and receivables to Amortized Cost [member]
Disclosure Of Allowances For Loan Losses [line items]
Loans and accounts receivable at amortized cost	782,713
IFRS9 [member] | Interbank loans [member]
Disclosure Of Allowances For Loan Losses [line items]
Loans and accounts receivable at amortized cost	463
IFRS9 [member] | Provisions for contingent loans risk [member]
Disclosure Of Allowances For Loan Losses [line items]
Loans and accounts receivable at amortized cost	$ 20,942